Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price	$ 64.83	$ 85.18	$ 85.54
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price	$ 85.73	$ 98.28	$ 93.64
Performance Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Financial Metric Multiplier	200.00%	200.00%	200.00%
Volatility, Minimum	24.10%	21.80%	15.90%
Volatility, Maximum	25.30%	26.90%	29.30%
Risk-Free Interest Rate, Minimum	4.60%	4.30%	0.20%
Risk-Free Interest Rate, Maximum	5.00%	4.60%	0.50%
Performance Stock Units [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
TSR Realized Performance (Percentile)	29	24	43
Performance Stock Units [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
TSR Realized Performance (Percentile)	42	42	44
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility, Minimum	22.30%	21.80%	20.70%
Volatility, Maximum	24.40%	23.50%	22.80%
Risk-Free Interest Rate, Minimum	3.40%	2.30%	1.30%
Risk-Free Interest Rate, Maximum	4.30%	3.70%	1.60%
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Life	4 years	3 years 8 months 12 days	2 years 8 months 12 days
Strike Price	$ 69.31	$ 69.31	$ 52.98
Dividend Yield	1.80%	1.50%	1.50%
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Life	7 years 9 months 18 days	7 years 8 months 12 days	7 years 8 months 12 days
Strike Price	$ 97.26	$ 97.26	$ 89.16
Dividend Yield	2.60%	1.80%	1.70%
Price-Vested Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-Free Interest Rate, Minimum	4.30%	3.70%	0.10%
Risk-Free Interest Rate, Maximum	5.60%	4.70%	1.50%
Dividend Yield	2.60%	1.80%	1.70%
Volatility	24.70%	23.00%	21.00%
Price-Vested Stock Options [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Life	3 years 8 months 12 days	4 years 2 months 12 days	5 years
Price-Vested Stock Options [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Life	4 years 4 months 24 days	4 years 8 months 12 days	5 years 6 months